SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

22. SEGMENT INFORMATION

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer of the Company, since he reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Company.

From 2016 through the third quarter of 2020, the Company had been operating in two principal businesses: MSS and Energy. The MSS business comprised primarily the design, development, manufacture and sale of solar modules, other solar power products and solar system kits. The MSS business also provided engineering, procurement and construction (EPC) services. The Energy business comprised primarily the development and sale of solar projects, operating solar power projects, the sale of electricity and operating and maintenance (O&M) services. The module sales from the Company’s MSS business to its Energy business were on terms and conditions similar to sales to third parties.

22. SEGMENT INFORMATION (Continued)

In July 2020, the Company reached a strategic decision to pursue a listing of its subsidiary, CSI Solar Co, in China. To align with the objective of ASC 280, Segment Reporting (“Topic 280”) and present the Company’s disaggregated financial information consistent with the management approach, beginning from the fourth quarter of 2020, the Company reports its financial performance, including revenue, gross profit and income from operations, based on the following two reportable segments:

●	CSI Solar, which includes solar modules, solar system kits, battery energy storage solutions, China energy (including solar projects, EPC services and electricity revenue in China), and other materials, components and services (including EPC); and

●	Global Energy, which includes global solar and energy storage power projects (excludes China), O&M and asset management services, global electricity revenue (excludes China), as well as other development services.

The module sales from the Company’s CSI Solar business to its Global Energy business are on terms and conditions similar to sales to third parties. Comparative period financial information for 2018 and 2019 by reportable segment has been recast to conform to current presentation.

The Company continually monitors and reviews its segment reporting structure in accordance with Topic 280 to determine whether any changes have occurred that would impact its reportable segments.

The Company’s CODM reviews net revenue and gross profit and does not review balance sheet information by segment.

The following table summarizes the Company’s revenues, gross profit and income from operations generated from each segment:

	Years Ended December 31, 2020
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	3,105,044	726,167	(354,716)	3,476,495
Cost of revenues	2,496,153	577,052	(286,624)	2,786,581
Gross profit	608,891	149,115	(68,092)	689,914
Income from operations	253,105	53,414	(86,089)	220,430

22. SEGMENT INFORMATION (Continued)

	Years Ended December 31, 2019
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	2,591,154	718,735	(109,306)	3,200,583
Cost of revenues	1,977,502	604,856	(100,272)	2,482,086
Gross profit	613,652	113,879	(9,034)	718,497
Income from operations	267,642	18,795	(27,558)	258,879

	Years Ended December 31, 2018
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	2,448,057	1,427,245	(130,790)	3,744,512
Cost of revenues	1,941,539	1,184,724	(156,833)	2,969,430
Gross profit	506,518	242,521	26,043	775,082
Income from operations	182,488	171,876	10,293	364,657
(1)	Includes inter-segment elimination, and unallocated corporate costs not considered part of management’s evaluation of reportable segment operating performance.

Income from operations is estimated based on the Company’s management accounts as some services are shared by two segments.

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s net revenues generated from different geographic locations. The information presented below is based on the location of customers’ headquarters:

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Europe and other regions:
—Australia	232,409	313,167	120,403
—Germany	95,514	109,119	119,035
—Spain	58,811	78,228	138,972
—Netherlands	83,475	68,770	96,372
—South Africa	53,739	93,911	49,375
—United Kingdom	101,479	33,158	8,842
—Czech	17,411	17,717	16,144
—Others	55,730	66,389	85,407
	698,568	780,459	634,550
The Americas:
—United States	999,144	852,231	696,101
—Brazil	339,964	395,303	284,478
—Mexico	50,004	94,446	118,846
—Canada	57,478	30,330	100,284
—Others	28,067	29,731	21,396
	1,474,657	1,402,041	1,221,105
Asia:
—Japan	483,041	372,687	560,701
—PRC	620,520	317,077	504,656
—Vietnam	4,216	39,268	289,621
—Korea	46,697	72,552	25,896
—India	145,873	70,893	61,141
—United Arab Emirates	104,467	43,311	53,981
—Thailand	23,511	12,753	6,108
—Others	142,962	89,542	118,736
	1,571,287	1,018,083	1,620,840
Total net revenues	3,744,512	3,200,583	3,476,495

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets at December 31, 2019 and 2020 by geographic region, based on the physical location of the assets:

	At December 31,	At December 31,
	2019	2020
	$	$
PRC	835,991	1,002,409
Thailand	331,931	295,240
Japan	259,197	204,515
Australia	63,143	76,330
United States	60,177	64,009
Canada	14,718	8,898
Others	100,513	139,137
Total long-lived assets	1,665,670	1,790,538

The following table summarizes the Company’s revenues generated from each product or service:

	Years Ended December 31,
	2018	2019	2020
	$	$	$
CSI Solar:
Solar modules	1,847,305	2,012,059	2,348,724
Solar system kits	93,253	116,449	157,656
Battery storage solutions	—	—	7,899
China energy (includes electricity sales)	245,321	58,096	175,388
Others	131,388	295,244	60,661
Global Energy:
Solar power projects	1,319,021	652,050	654,827
O&M and asset management services	13,271	19,750	26,386
Others	94,953	46,935	44,954
Total net revenues	3,744,512	3,200,583	3,476,495